Revenue (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure Revenue Abstract
Schedule of revenue from transfer of goods and services

	2026	2026	2025
	US$	S$	S$

Type of service
Rendering of services - Medical services	12,808,828	16,441,770	11,319,944
	12,808,828	16,441,770	11,319,944

Timing of transfer of service
At a point in time	12,808,828	16,441,770	11,319,944
	12,808,828	16,441,770	11,319,944